Share-based awards and other equity instruments - Schedule of Stock Options Activity (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€) € / shares shares
Options
Beginning balance (in shares)	34,454,915
Granted (in shares)	2,521,075
Exercised (in shares)	39,175
Forfeited (in shares)	5,215,130
Expired (in shares)	610,020
Ending balance (in shares)	31,111,665
Weighted average exercise price
Beginning balance (in Euro per share) | € / shares	€ 0.99
Granted (in Euro per share) | € / shares	0.63
Exercised (in Euro per share) | € / shares	0.07
Forfeited (in Euro per share) | € / shares	0.34
Expired (in Euro per share) | € / shares	5.60
Ending balance, Weighted average exercise price (in Euro per share) | € / shares	€ 0.94
Remaining contractual life and Aggregate intrinsic value
Outstanding, weighted average remaining contractual life (in years)	6 years
Ending balance, aggregate intrinsic value | €	€ 5,532
Shares withheld for tax withholding obligation (in shares)	17,930